Portfolio of investments—October 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.04%
Communication services: 10.03%
Entertainment: 1.20%
Netflix, Inc.†	74	$82,796
Interactive media & services: 8.83%
Alphabet, Inc. Class C	1,296	365,239
Meta Platforms, Inc. Class A	378	245,076
		610,315
Consumer discretionary: 11.11%
Broadline retail: 5.11%
Amazon.com, Inc.†	1,446	353,142
Hotels, restaurants & leisure: 3.68%
Hilton Worldwide Holdings, Inc.	390	100,214
McDonald’s Corp.	329	98,183
Starbucks Corp.	696	56,286
		254,683
Household durables: 1.00%
Garmin Ltd.	324	69,317
Specialty retail: 1.32%
Home Depot, Inc.	240	91,102
Consumer staples: 2.78%
Consumer staples distribution & retail: 0.97%
Walmart, Inc.	660	66,779
Food products: 0.82%
Mondelez International, Inc. Class A	984	56,541
Personal care products: 0.99%
Unilever PLC ADR	1,140	68,616
Energy: 3.67%
Oil, gas & consumable fuels: 3.67%
Suncor Energy, Inc.	3,192	127,073
TotalEnergies SE ADR	2,040	126,970
		254,043
Financials: 14.51%
Banks: 6.01%
Citigroup, Inc.	1,380	139,697
JPMorgan Chase & Co.	684	212,806
Regions Financial Corp.	2,616	63,307
		415,810
See accompanying notes to portfolio of investments
Allspring LT Large Core ETF | 1

Portfolio of investments—October 31, 2025 (unaudited)

	Shares	Value
Capital markets: 3.09%
BlackRock, Inc.	98	$106,115
Blackstone, Inc.	732	107,341
		213,456
Financial services: 2.85%
Berkshire Hathaway, Inc. Class B†	151	72,108
Visa, Inc. Class A	367	125,052
		197,160
Insurance: 2.56%
Manulife Financial Corp.	2,832	91,672
Marsh & McLennan Cos., Inc.	479	85,334
		177,006
Health care: 6.78%
Biotechnology: 1.69%
AbbVie, Inc.	537	117,087
Health care equipment & supplies: 1.22%
Abbott Laboratories	681	84,185
Life sciences tools & services: 1.55%
Thermo Fisher Scientific, Inc.	189	107,237
Pharmaceuticals: 2.32%
Eli Lilly & Co.	186	160,492
Industrials: 11.37%
Aerospace & defense: 4.00%
Boeing Co.†	690	138,704
RTX Corp.	773	137,980
		276,684
Commercial services & supplies: 1.26%
Waste Management, Inc.	434	86,700
Electrical equipment: 1.60%
Eaton Corp. PLC	290	110,653
Ground transportation: 2.97%
Uber Technologies, Inc.†	1,311	126,512
Union Pacific Corp.	358	78,892
		205,404
Machinery: 1.54%
Xylem, Inc.	705	106,349
Information technology: 37.72%
Communications equipment: 1.27%
Motorola Solutions, Inc.	216	87,849
See accompanying notes to portfolio of investments
2 | Allspring LT Large Core ETF

Portfolio of investments—October 31, 2025 (unaudited)

	Shares	Value
Electronic equipment, instruments & components: 2.58%
Keysight Technologies, Inc.†	445	$81,417
TE Connectivity PLC	394	97,322
		178,739
Semiconductors & semiconductor equipment: 14.76%
Advanced Micro Devices, Inc.†	585	149,830
Analog Devices, Inc.	348	81,477
ASML Holding NV	100	105,923
Broadcom, Inc.	969	358,172
Lam Research Corp.	881	138,722
NVIDIA Corp.	919	186,089
		1,020,213
Software: 10.62%
Adobe, Inc.†	166	56,492
Microsoft Corp.	1,162	601,695
Salesforce, Inc.	293	76,300
		734,487
Technology hardware, storage & peripherals: 8.49%
Apple, Inc.	2,170	586,703
Materials: 1.07%
Chemicals: 1.07%
Ecolab, Inc.	289	74,100
Total common stocks (Cost $6,252,983)		6,847,648

		Yield
Short-term investments: 0.93%
Investment companies: 0.93%
Allspring Government Money Market Fund Select Class♠∞		4.06%	64,137	64,137
Total short-term investments (Cost $64,137)				64,137
Total investments in securities (Cost $6,317,120)	99.97%			6,911,785
Other assets and liabilities, net	0.03			2,115
Total net assets	100.00%			$6,913,900

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
See accompanying notes to portfolio of investments
Allspring LT Large Core ETF | 3

Portfolio of investments—October 31, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$63,115	$133,506	$(132,484)	$0	$0	$64,137	64,137	$626
See accompanying notes to portfolio of investments
4 | Allspring LT Large Core ETF

Notes to portfolio of investments—October 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring LT Large Core ETF | 5

Notes to portfolio of investments—October 31, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$693,111	$0	$0	$693,111
Consumer discretionary	768,244	0	0	768,244
Consumer staples	191,936	0	0	191,936
Energy	254,043	0	0	254,043
Financials	1,003,432	0	0	1,003,432
Health care	469,001	0	0	469,001
Industrials	785,790	0	0	785,790
Information technology	2,607,991	0	0	2,607,991
Materials	74,100	0	0	74,100
Short-term investments
Investment companies	64,137	0	0	64,137
Total assets	$6,911,785	$0	$0	$6,911,785
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
 At October 31, 2025, the Fund did not have any transfers into/out of Level 3.
6 | Allspring LT Large Core ETF